SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounts receivable, gross	$ 9,507,102	$ 2,032,717
Allowance for doubtful accounts	(101,947)
Allowance for doubtful accounts	101,947
Accounts receivable, net	9,405,155	$ 2,032,717
Subsequent Collection [Member]
Accounts receivable, gross	$ 8,761,779
Percentage of subsequent collection	92.00%
Allowance for doubtful accounts
Allowance for doubtful accounts
Accounts receivable, net	$ 8,761,779
Percentage of subsequent collection, net	93.00%
Less Than 6 Months [Member]
Accounts receivable, gross	$ 7,202,265
Less Than 6 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 6,494,654
Percentage of subsequent collection	90.00%
From 7 To 9 Months [Member]
Accounts receivable, gross	$ 1,901,248
From 7 To 9 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 1,875,761
Percentage of subsequent collection	99.00%
From 10 To 12 Months [Member]
Accounts receivable, gross	$ 393,895
From 10 To 12 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 391,364
Percentage of subsequent collection	99.00%
Over 1 Year [Member]
Accounts receivable, gross	$ 9,694
Over 1 Year [Member] | Subsequent Collection [Member]
Accounts receivable, gross